Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Total Obligations Under Shipbuilding Contracts	Period Amount Year 1 $ 9,200 Year 2 36,800 Year 3 27,600 Total $ 73,600
Schedule of Fixed Non Cancelable Time Charter Contracts	Period Amount Year 1 $ 142,842 Year 2 7,931 Total $ 150,773